STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

17.STOCK-BASED COMPENSATION

A)	Employee Stock Option Plan (“ESOP”)

The Company’s ESOP provides for the grant of stock options to directors, officers, employees and service providers to purchase common shares. Under the ESOP, stock options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of common shares that may be reserved for issuance to any one person pursuant to stock options (under the ESOP or otherwise), warrants, share purchase plans or other arrangements may not exceed 5.0% of the Company’s common shares issued and outstanding at the date of grant.

On April 24, 2001, the Compensation Committee of the Board adopted a policy pursuant to which stock options granted after that date have a maximum term of five years. In 2021, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP to 38,700,000 common shares.

Of the 1,643,801 stock options granted under the ESOP in 2022, 410,950 stock options vested within 30 days of the grant date. The remaining stock options, all of which expire in 2027, vest in equal installments on each anniversary date of the grant over a three-year period. Of the 1,590,750 stock options granted under the ESOP in 2021, 397,668 stock options vested within 30 days of the grant date. The remaining stock options, all of which expire in 2026, vest in equal installments on each anniversary date of the grant over a three-year period. Upon the exercise of stock options under the ESOP, the Company issues common shares from treasury to settle the obligation.

The following table sets out activity with respect to Agnico Eagle’s outstanding stock options:

	Year Ended			Year Ended
	December 31, 2022			December 31, 2021
		Weighted			Weighted
	Number of	Average		Number of	Average
	Stock	Exercise		Stock	Exercise
	Options	Price		Options	Price
Outstanding, beginning of year	4,482,941	C$	74.43	3,421,404	C$	65.27
Granted	1,643,801		67.10	1,590,750		89.59
Exercised	(944,989)		57.68	(471,765)		58.40
Forfeited	(205,117)		78.08	(57,448)		80.35
Outstanding, end of year	4,976,636	C$	75.04	4,482,941	C$	74.43
Options exercisable, end of year	2,706,334	C$	73.76	2,077,187	C$	68.28

The average share price of Agnico Eagle's common shares during the year ended December 31, 2022 was C$64.87 (2021 — C$76.00).

The weighted average grant date fair value of stock options granted in 2022 was C$11.09 (2021 — C$18.95).

The following table sets out information about Agnico Eagle’s stock options outstanding and exercisable as at December 31, 2022:

	Stock Options Outstanding				Stock Options Exercisable
		Weighted				Weighted
		Average	Weighted			Average
		Remaining	Average			Remaining	Weighted
	Number	Contractual	Exercise		Number	Contractual	Average
Range of Exercise Prices	Outstanding	Life	Price		Exercisable	Life	Exercise Price
C$55.10 - C$58.04	781,871	0.95 years	C$	55.09	781,871	0.95 years	C$	55.10
C$67.19 - C$89.59	4,194,765	3.10 years		78.76	1,924,463	2.78 years		81.34
C$55.10 - C$89.59	4,976,636	2.76 years	C$	75.04	2,706,334	2.25 years	C$	73.76

The Company has reserved for issuance 4,976,636 common shares in the event that these stock options are exercised.

The number of common shares available for the grant of stock options under the ESOP as at December 31, 2022 was 3,630,064.

Agnico Eagle estimated the fair value of stock options under the Black-Scholes option pricing model using the following weighted average assumptions:

	Year Ended
	December 31,
	2022	2021
Risk-free interest rate	1.65%	0.54%
Expected life of stock options (in years)	2.4	2.4
Expected volatility of Agnico Eagle’s share price	30.0%	38.0%
Expected dividend yield	2.9%	2.2%

The Company uses historical volatility to estimate the expected volatility of Agnico Eagle’s share price. The expected term of stock options granted is derived from historical data on employee exercise and post-vesting employment termination experience.

Compensation expense related to the ESOP amounted to $15.8 million for the year ended December 31, 2022 (2021 — $20.2 million).

Subsequent to the year ended December 31, 2022, 873,950 stock options were granted under the ESOP, of which 218,488 stock options vested within 30 days of the grant date. The remaining stock options, all of which expire in 2028, vest in equal installments on each anniversary date of the grant over a three-year period.

B)Incentive Share Purchase Plan (“ISPP”)

On June 26, 1997, the Company’s shareholders approved the ISPP to encourage Participants to purchase Agnico Eagle’s common shares at market value. In 2009, the ISPP was amended to remove non-executive directors as eligible Participants.

Under the ISPP, Participants may contribute up to 10.0% of their basic annual salaries and the Company contributes an amount equal to 50.0% of each Participant’s contribution. All common shares subscribed for under the ISPP are issued by the Company. The total compensation cost recognized in 2022 related to the ISPP was $10.1 million (2021 — $9.2 million).

In 2022, 615,069 common shares were subscribed for under the ISPP (2021 — 497,767) for a value of $30.3 million (2021 — $27.5 million). In April 2022, the Company’s shareholders approved an increase in the maximum number of common shares reserved for issuance under the ISPP to 9,600,000 from 8,100,000. As at December 31, 2022, Agnico Eagle has reserved for issuance 1,257,533 common shares (2021 — 372,602) under the ISPP.

C)Restricted Share Unit (“RSU”) Plan

In 2009, the Company implemented the RSU plan for certain employees. Effective January 1, 2012, the RSU plan was amended to include directors and senior executives of the Company as eligible participants.

A deferred compensation balance is recorded for the total grant date value on the date of each RSU plan grant. The deferred compensation balance is recorded as a reduction of equity and is amortized as compensation expense over the vesting period of up to three years.

In 2022, 656,091 (2021 – 317,114) RSUs were granted with a grant date fair value of $46.84 (2021 — $74.45). In 2022, the Company funded the RSU plan by transferring $31.6 million (2021 - $23.6 million) to an employee benefit trust that then purchased common shares of the Company in the open market. The grant date fair value of the RSUs generally approximates the cost of purchasing the shares in the open market. Once vested, the common shares in the trust are distributed to settle the obligation along with a cash payment reflecting the accumulated amount that would have been paid as dividends had the common shares been outstanding. On February 8, 2022, all outstanding Kirkland RSUs were converted to 324,884 Agnico RSUs in connection with the Merger (Note 5). These RSU's are accounted for as cash-settled share based liabilities. At each reporting date, and on settlement, the share based liabilities are remeasured, with changes in fair value recognized as compensation expense in the period.

Compensation expense related to the RSU plan was $27.5 million in 2022 (2021 — $21.5 million). Compensation expense related to the RSU plan is included in the production and general and administrative line items, as applicable, in the consolidated statements of income.

Subsequent to the year ended December 31, 2022, 170,448 RSUs were granted under the RSU plan.

D)Performance Share Unit (“PSU”) Plan

Beginning in 2016, the Company adopted a PSU plan for senior executives of the Company. PSUs are subject to vesting requirements over a three-year period based on specific performance measurements established by the Company. The Company has historically settled awards under the PSU plan with equity and accounted for them accordingly, however granted units that vested in 2022 were subsequently settled in cash, resulting in a change in their accounting to cash-settled share based liabilities. The fair value of the share based liability recognized on modification of $17.9 million was recognized as a direct charge to shareholders' equity on the date of modification. All remaining and future grants under the PSU plan will be accounted for as cash-settled awards. At each reporting date and on settlement, the share based liabilities are remeasured, with changes in fair value recognized as share based compensation expense in the period.

In 2022, 157,500 (2021 – 148,500) PSUs were granted with a grant date fair value of $62.26 (2021 - $92.75). The Company funded the PSU plan by transferring $8.3 million (2021 - $11.1 million) to an employee benefit trust that then purchased common shares of the Company in the open market.  On February 8, 2022, all outstanding Kirkland PSUs were converted to 324,308 Agnico PSUs in connection with the Merger (Note 5). These  PSU's are accounted for as cash-settled share based liabilities.

Compensation expense related to the PSU plan was $16.3 million in 2022 (2021 — $10.4 million). Compensation expense related to the PSU plan is included in the production and general and administrative line items as applicable, in the consolidated statements of income.

E)Deferred Share Unit  ("DSU") Plan

On February 8, 2022, all outstanding Kirkland DSUs were converted to 91,840 Agnico DSUs in connection with the Merger (Note 5). The DSU Plan is for non-executive directors of the Company and provides a cash payment, common shares, or a combination thereof on the date when a director ceases to be a director. These DSUs are classified as cash-settled share based liabilities. The fair value of the share based liabilities are remeasured at the end of each reporting period and at the date of settlement, with changes in fair value recognized as compensation expense or recovery in the period.

Compensation expense related to the converted DSUs was $0.7 million for the year ended December 31, 2022. Charges related to the DSU plan are included in the general and administrative line item of the consolidated statements of income.